BASIS OF PRESENTATION (Details) - USD ($) $ in Millions			12 Months Ended
	Apr. 06, 2023	Mar. 31, 2023	Dec. 31, 2024
Minas de San Nicolas, S.A.P.I. de C.V.
BASIS OF PRESENTATION
Percentage of ownership interest in joint operation	50.00%
Percentage of ownership	50.00%
Investment amount	$ 580.0
Canadian Malartic complex
BASIS OF PRESENTATION
Percentage of ownership interest in joint operation		50.00%
Percentage of ownership		50.00%
Canadian Malartic Corporation and Canadian Malartic GP.
BASIS OF PRESENTATION
Percentage of ownership in joint venture			50.00%